Stockholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended				2 Months Ended	12 Months Ended
	Dec. 16, 2020 USD ($) $ / shares shares	Dec. 15, 2020 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020	Sep. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($)	May 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 Vote $ / shares shares	Mar. 02, 2021 $ / shares shares	Dec. 06, 2020 shares	Mar. 10, 2020 $ / shares shares	Mar. 02, 2020 $ / shares
Class of Stock [Line Items]
Recapitalization exchange ratio	0.7471%							0.7471%		0.7471%
Shares authorized (in shares)	635,000,000							635,000,000
Common stock, shares authorized (in shares)								625,000,000	625,000,000	625,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000							10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001
Warrant exercise price (in dollars per share) | $ / shares										$ 11.50	$ 11.50		$ 11.50
Shares issued for each share of preferred stock (in shares)		10
Aggregate consideration | $	$ 158,500		$ 11,700
Stock sold, price per share (in dollars per share) | $ / shares	$ 10.00		$ 43.11											$ 10.00
Carrying value of long-term debt and accrued interest converted to redeemable convertible preferred stock | $					$ 9,800	$ 5,000			$ 14,852
Change in fair value | $								$ 21,700
Stock split				10
Private Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)								48,135
Old Skillz
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares		$ 1.4991
Class A common stock, par value $0.0001 per share
Class of Stock [Line Items]
Common stock, votes per share | Vote								1		1
Common stock, shares authorized (in shares)	500,000,000							500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001
Number of shares called by each warrant (in shares)											1		1
Aggregate consideration | $	$ 158,500
Stock sold, price per share (in dollars per share) | $ / shares	$ 10.00
Class A common stock, par value $0.0001 per share | Old Skillz
Class of Stock [Line Items]
Number of shares called by each warrant (in shares)		1
Class B Common Stock
Class of Stock [Line Items]
Common stock, votes per share | Vote								20		20
Common stock, shares authorized (in shares)	125,000,000							125,000,000	125,000,000	125,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Shares issued for each share of preferred stock (in shares)												10
Common stock
Class of Stock [Line Items]
Common stock issued upon conversion (in shares)	139,000,000.0
Common stock | Old Skillz
Class of Stock [Line Items]
Common stock issued upon conversion (in shares)		122,000,000.0
Series D-1 Preferred Stock
Class of Stock [Line Items]
Aggregate consideration | $					$ 25,000
Stock sold, price per share (in dollars per share) | $ / shares					$ 21.516
Series E Preferred Stock
Class of Stock [Line Items]
Aggregate consideration | $							$ 65,000
Stock sold, price per share (in dollars per share) | $ / shares							$ 43.11